UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21634

Access One Trust

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814

(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders.

Table of Contents

i Message from the Chairman
ii Allocation of Portfolio Holdings & Composition
iii Expense Examples

Schedule of Portfolio Investments
1 Access Flex High Yield Fund
3 Access Flex Bear High Yield Fund
5 Statements of Assets and Liabilities
6 Statements of Operations
7 Statements of Changes in Net Assets
8 Financial Highlights
9 Notes to Financial Statements

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of Access Funds for the six-month period ended April 30, 2010.

The JPMorgan Domestic High Yield Index (the “High Yield Index”), a measure of the performance of the high yield market, gained 12.00% during the period, and the Barclays Capital U.S. Aggregate Bond Index®, a measure of the overall U.S. bond market, rose 2.54%. The S&P 500®, a measure of the performance of large-cap U.S. stocks, rose 15.66%. The Access Flex High Yield Investor Class shares gained 12.70%, and the Access Flex Bear High Yield Investor Class shares declined 14.44%.1

High yield market action and reaction

The high yield market reacted to developments in the global economy. As signs of worldwide economic growth increased, the high yield market advanced steadily at the beginning of the period, gaining just under 7% by mid-January. The high yield market then fell nearly 3% by mid-February, as economic growth in Europe was anemic. Between late February and the end of the reporting period, the high yield market resumed its upward move, gaining slightly under 8%. It was during this period that the Council of the European Union advised Greece to implement economic stabilization measures.

High yield outlook

In light of the high yield market’s six-month gains, the outlook for high yield bonds remains uncertain. Instability in overseas markets could affect the way investors view the recovery of the global economy, and this could suppress returns. However, at the end of the reporting period, the high yield market appeared to be reacting to increasing signs of an economic recovery. The prospect of worldwide economic progress, coupled with support by the United States government, could bode well for high yield securities.

Whether you believe the high yield market will continue to rise or possibly retreat, Access Funds can help you take advantage of your market view. Access Flex High Yield Fund seeks to provide exposure to the high yield market, while the Access Flex Bear High Yield Fund seeks to provide inverse exposure to the high yield market. Moreover, both Access Funds permit you to make exchanges when your outlook changes, without exchange restrictions or redemption fees.

For more information about your investment in Access Funds, visit our website at profunds.com.

As always, we deeply appreciate your trust and confidence in the Access Funds.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

1All investment performance figures above reflect total return.

i

Allocation of Portfolio Holdings & Composition (unaudited)
April 30, 2010

Access Flex High Yield Fund

Investment Objective: The Access Flex High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

Market Exposure
% of
Investment Type	Net Assets

Credit Default Swap Agreements	103%
U.S. Treasury Obligations	46%
Futures Contracts	33%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments or cash equivalents.

Holdings

The Access Flex High Yield Fund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Industry Exposure

% of
Market Exposure

Consumer Cyclical	28%
Communications	14%
Consumer Non-Cyclical	14%
Industrial	10%
Financial	9%
Utilities	7%
Energy	6%
Technology	6%
Basic Materials	6%

Access Flex Bear High Yield Fund

Investment Objective: The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, consistent with maintaining reasonable liquidity.

Market Exposure
% of
Investment Type	Net Assets

Credit Default Swap Agreements	(101)%
Futures Contracts	(88)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments or cash equivalents.

Holdings

The Access Flex Bear High Yield Fund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Industry Exposure

% of
Market Exposure

Consumer Cyclical	(28)%
Communications	(14)%
Consumer Non-Cyclical	(14)%
Industrial	(10)%
Financial	(9)%
Utilities	(7)%
Energy	(6)%
Technology	(6)%
Basic Materials	(6)%

ii

ACCESS ONE TRUST

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at November 1, 2009 and held for the entire period from November 1, 2009 through April 30, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/09	4/30/10	11/1/09 - 4/30/10	11/1/09 - 4/30/10

Access Flex High Yield Fund - Investor Class	$1,000.00	$1,127.00	$9.02	1.71%
Access Flex High Yield Fund - Service Class	1,000.00	1,121.90	14.26	2.71%
Access Flex High Yield Fund - Class A	1,000.00	1,126.90	10.07	1.91%
Access Flex Bear High Yield Fund - Investor Class	1,000.00	855.60	7.18	1.56%
Access Flex Bear High Yield Fund - Service Class	1,000.00	850.90	11.75	2.56%
Access Flex Bear High Yield Fund - Class A	1,000.00	855.30	7.73	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/09	4/30/10	11/1/09 - 4/30/10	11/1/09 - 4/30/10

Access Flex High Yield Fund - Investor Class	$1,000.00	$1,016.31	$8.55	1.71%
Access Flex High Yield Fund - Service Class	1,000.00	1,011.36	13.51	2.71%
Access Flex High Yield Fund - Class A	1,000.00	1,015.32	9.54	1.91%
Access Flex Bear High Yield Fund - Investor Class	1,000.00	1,017.06	7.80	1.56%
Access Flex Bear High Yield Fund - Service Class	1,000.00	1,012.10	12.77	2.56%
Access Flex Bear High Yield Fund - Class A	1,000.00	1,016.46	8.40	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

iii

This Page Intentionally Left Blank

ACCESS ONE TRUST	Schedule of Portfolio Investments
Access Flex High Yield Fund	April 30, 2010
(unaudited)

U.S. Treasury Obligations (46.1%)

	Principal
	Amount	Value

U.S. Treasury Notes, 2.500%, 4/30/15	$102,800,000	$103,193,531

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $102,735,782)		103,193,531

Repurchase Agreements (51.6%)
Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $12,813,117 (Collateralized by $13,866,800 U.S. Treasury Notes, 2.75%, 2/15/19, market value $13,069,459)	12,813,000	12,813,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $35,882,359 (Collateralized by $36,095,000 of various Federal National Mortgage Association Securities, 2.40%–2.75%, 8/24/12-3/13/14, market value $36,602,393)	35,882,000	35,882,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $59,168,592 (Collateralized by $48,645,800 of various U.S. Treasury Securities, 3.75%–6.50%, 9/9/11-11/15/26, market value $60,358,238)	59,168,000	59,168,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $7,688,083 (Collateralized by $7,204,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $7,843,355)	7,688,000	7,688,000

TOTAL REPURCHASE AGREEMENTS
(Cost $115,551,000)		115,551,000

TOTAL INVESTMENT SECURITIES
(Cost $218,286,782)—97.7%		218,744,531
Net other assets (liabilities)—2.3%		5,049,886

NET ASSETS—100.0%		$223,794,417

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $25,470,000.

Futures Contracts Purchased

		Unrealized
		Appreciation
	Contracts	(Depreciation)

5-Year U.S. Treasury Note Futures Contract expiring 7/1/10 (Underlying notional amount at value $74,966,070)	647	$616,750

Credit Default Swap Agreements

					Notional
	Notional	Buy/Sell	Receive	Expiration	Amount at	Unrealized
Underlying Instrument	Amount(a)	Protection(b)	Fixed Rate	Date	Value(c)	Gain (Loss)(d)

CDX North America High Yield Index Swap Agreement with Credit Suisse International; Series 14	$67,100,000	Sell	5.00%	6/20/15	$62,940	$687,315
CDX North America High Yield Index Swap Agreement with Deutsche Bank AG; Series 14	58,500,000	Sell	5.00%	6/20/15	54,873	574,498
CDX North America High Yield Index Swap Agreement with Goldman Sachs International; Series 14	52,700,000	Sell	5.00%	6/20/15	49,433	567,085
CDX North America High Yield Index Swap Agreement with UBS AG; Series 14	51,400,000	Sell	5.00%	6/20/15	48,213	630,741

						$2,459,639

(a)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.
(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(c)	The value of the credit default swap agreements on the specified credit indices disclosed above serve as an indicator of current status of the payment/performance risk as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(d)	The unrealized gain (loss), resulting from changes in the market value of the credit default swap agreements, represent the likelihood of an expected profit (or loss) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing unrealized losses as compared to the notional amount of the swap represent a deterioration of the underlying reference entity’s credit soundness from the date the Fund entered into the swap agreement through the period end.

See accompanying notes to the financial statements.

ACCESS ONE TRUST	Schedule of Portfolio Investments
Access Flex High Yield Fund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description

Investment Securities:
U.S. Treasury Obligations	$103,193,531	$–	$–	$103,193,531
Repurchase Agreements	–	115,551,000	–	115,551,000

Total Investment Securities	103,193,531	115,551,000	–	218,744,531

Other Financial Instruments^	616,750	2,459,639	–	3,076,389

Total Investments	$103,810,281	$118,010,639	$–	$221,820,920

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

ACCESS ONE TRUST	Schedule of Portfolio Investments
Access Flex Bear High Yield Fund	April 30, 2010
(unaudited)

Repurchase Agreements (86.7%)

	Principal
	Amount	Value

Bank of America, 0.11%, 5/3/10+, dated 4/30/10, with a repurchase price of $618,006 (Collateralized by $668,900 U.S. Treasury Notes, 2.75%, 2/15/19, market value $630,438)	$618,000	$618,000
Deutsche Bank, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $1,736,017 (Collateralized by $1,717,000 of various Federal National Mortgage Association Securities, 2.75%–4.75%, 11/19/12-3/13/14, market value $1,772,829)	1,736,000	1,736,000
HSBC, 0.12%, 5/3/10+, dated 4/30/10, with a repurchase price of $2,876,029 (Collateralized by $2,561,900 of various U.S. Treasury Securities, 5.13%–8.00%, 11/17/17-11/15/21, market value $2,933,645)	2,876,000	2,876,000
UBS, 0.13%, 5/3/10+, dated 4/30/10, with a repurchase price of $370,004 (Collateralized by $349,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $379,974)	370,000	370,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,600,000)		5,600,000

TOTAL INVESTMENT SECURITIES
(Cost $5,600,000)—86.7%		5,600,000
Net other assets (liabilities)—13.3%		860,879

NET ASSETS—100.0%		$6,460,879

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2010, the aggregate amount held in a segregated account was $600,000.

Futures Contracts Sold

		Unrealized
		Appreciation
	Contracts	(Depreciation)

5-Year U.S. Treasury Note Futures Contract expiring 7/1/10 (Underlying notional amount at value $5,677,492)	49	$(7,697)

Credit Default Swap Agreements

					Notional
	Notional	Buy/Sell	Pay	Expiration	Amount at	Unrealized
Underlying Instrument	Amount(a)	Protection(b)	Fixed Rate	Date	Value(c)	Gain (Loss)(d)

CDX North America High Yield Index Swap
Agreement with Credit Suisse International;
Series 14	$1,700,000	Buy	5.00%	6/20/15	$(1,595)	$(32,289)
CDX North America High Yield Index Swap
Agreement with Deutsche Bank AG; Series 14	1,700,000	Buy	5.00%	6/20/15	(1,595)	(28,039)
CDX North America High Yield Index Swap
Agreement with Goldman Sachs International;
Series 14	1,400,000	Buy	5.00%	6/20/15	(1,313)	(18,341)
CDX North America High Yield Index Swap
Agreement with UBS AG; Series 14	1,700,000	Buy	5.00%	6/20/15	(1,595)	(25,914)

						$(104,583)

(a)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.
(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(c)	The value of the credit default swap agreements on the specified credit indices disclosed above serve as an indicator of current status of the payment/performance risk as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(d)	The unrealized gain (loss), resulting from changes in the market value of the credit default swap agreements, represent the likelihood of an expected profit (or loss) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing unrealized gains as compared to the notional amount of the swap represent a deterioration of the underlying reference entity’s credit soundness from the date the Fund entered into the swap agreement through the period end.

See accompanying notes to the financial statements.

ACCESS ONE TRUST	Schedule of Portfolio Investments
Access Flex Bear High Yield Fund	April 30, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at April 30, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Description

Investment Securities:
Repurchase Agreements	$–	$5,600,000	$–	$5,600,000

Total Investment Securities	–	5,600,000	–	5,600,000

Other Financial Instruments^	(7,697)	(104,583)	–	(112,280)

Total Investments	$(7,697)	$5,495,417	$–	$5,487,720

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

ACCESS ONE TRUST
April 30, 2010
(unaudited)

Statements of Assets and Liabilities

	Access Flex	Access Flex
	High Yield	Bear High Yield
	Fund	Fund

Assets:
Total Investment Securities, at cost	$218,286,782	$5,600,000

Securities, at value	103,193,531	—
Repurchase agreements, at value	115,551,000	5,600,000

Total Investment Securities, at value	218,744,531	5,600,000
Cash	10,857	907
Segregated cash balances with brokers for futures contracts	653,271	55,599
Interest receivable	7,367	19
Receivable for capital shares issued	4,097,553	15,000
Receivable for credit default swap agreements sold	70,833	—
Receivable for closed swap positions	—	925,069
Unrealized gain on credit default swap agreements	2,459,639	—
Premiums paid on credit default swap agreements	—	62,375
Variation margin on futures contracts	252,734	—
Receivable from Advisor	—	7,226
Prepaid expenses	30,524	29,777

Total Assets	226,327,309	6,695,972

Liabilities:
Payable for capital shares redeemed	1,087,283	65,586
Payable for credit default swap agreements purchased	21,875	2,458
Unrealized loss on credit default swap agreements	—	104,583
Premiums received on credit default swap agreements	1,023,625	—
Variation margin on futures contracts	—	19,141
Advisory fees payable	119,390	—
Management services fees payable	23,878	—
Administration fees payable	5,803	218
Distribution and services fees payable—Service Class	10,891	149
Distribution and services fees payable—Class A	75	— (a)
Trustee fees payable	237	7
Transfer agency fees payable	21,726	2,093
Fund accounting fees payable	11,279	424
Compliance services fees payable	2,111	687
Service fees payable	3,448	130
Other accrued expenses	201,271	39,617

Total Liabilities	2,532,892	235,093

Net Assets	$223,794,417	$6,460,879

Net Assets consist of:
Capital	$235,470,030	$29,084,111
Accumulated net investment income (loss)	(1,039,075)	(1,608,019)
Accumulated net realized gains (losses) on investments	(14,170,676)	(20,902,933)
Net unrealized appreciation (depreciation) on investments	3,534,138	(112,280)

Net Assets	$223,794,417	$6,460,879

Net Assets:
Investor Class	$212,801,222	$6,277,906
Service Class	10,611,536	181,666
Class A	381,659	1,307
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	7,785,654	319,234
Service Class	387,070	9,642
Class A	13,686	65
Net Asset Value (redemption price per share):
Investor Class	$27.33	$19.67
Service Class	27.42	18.84
Class A(b)	27.89	20.21 (c)
Maximum Sales Charge:
Class A	4.75%	4.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Investor Class	$27.33	$19.67
Service Class	27.42	18.84
Class A	29.28	21.22

(a)	Amount is less than $0.50.
(b)	Redemption price per share may vary for certain purchases of Class A shares that are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.
(c)	Net asset value is calculated using unrounded net assets of 1,307.16 divided by the unrounded shares outstanding of 64.68.

See accompanying notes to the financial statements.

ACCESS ONE TRUST
For the six months ended April 30, 2010
(unaudited)

Statements of Operations

	Access Flex	Access Flex
	High Yield	Bear High Yield
	Fund	Fund

Investment Income:
Interest	$598,128	$19,118

Expenses:
Advisory fees	436,394	268,093
Management services fees	87,279	53,619
Administration fees	28,215	12,753
Distribution and services fees—Service Class	47,416	5,090
Distribution and services fees—Class A	666	1
Transfer agency fees	56,441	22,151
Administrative services fees	211,180	88,570
Registration and filing fees	31,883	28,968
Custody fees	5,540	6,446
Fund accounting fees	46,638	20,729
Trustee fees	710	419
Compliance services fees	1,160	320
Service fees	13,997	6,442
Legal fees	27,378	41,661
Other fees	47,550	19,791

Total Gross Expenses before reductions	1,042,447	575,053
Less Expenses reduced by the Advisor	—	(12,550)

Total Net Expenses	1,042,447	562,503

Net Investment Income (Loss)	(444,319)	(543,385)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(400,452)	454,284
Net realized gains (losses) on futures contracts	489,285	(1,618,576)
Net realized gains (losses) on swap agreements	11,035,530	(8,921,795)
Change in net unrealized appreciation/depreciation on investments	3,674,510	(666,794)

Net Realized and Unrealized Gains (Losses) on Investments	14,798,873	(10,752,881)

Change in Net Assets Resulting From Operations	$14,354,554	$(11,296,266)

See accompanying notes to the financial statements.

ACCESS ONE TRUST

Statements of Changes in Net Assets

	Access Flex High Yield Fund		Access Flex Bear High Yield Fund

	Six months		Six months
	ended		ended
	April 30, 2010	Year Ended	April 30, 2010	Year Ended
	(unaudited)	October 31, 2009	(unaudited)	October 31, 2009

From Investment Activities:
Operations:
Net investment income (loss)	$(444,319)	$(958,199)	$(543,385)	$(860,273)
Net realized gains (losses) on investments	11,124,363	(1,890,482)	(10,086,087)	(8,691,790)
Change in net unrealized appreciation/depreciation
on investments	3,674,510	(294,760)	(666,794)	185,536

Change in net assets resulting from operations	14,354,554	(3,143,441)	(11,296,266)	(9,366,527)

Distributions to Shareholders From:
In excess of net investment income
Investor Class	(2,865,951)	(11,894,344)	—	—
Service Class	(127,341)	(314,681)	—	—
Class A	(14,147)	(51,271)	—	—

Change in net assets resulting from distributions	(3,007,439)	(12,260,296)	—	—

Change in net assets resulting from capital transactions	168,566,732	38,680,313	(122,967,223)	98,433,792

Change in net assets	179,913,847	23,276,576	(134,263,489)	89,067,265
Net Assets:
Beginning of period	43,880,570	20,603,994	140,724,368	51,657,103

End of period	$223,794,417	$43,880,570	$6,460,879	$140,724,368

Accumulated net investment income (loss)	$(1,039,075)	$2,412,683	$(1,608,019)	$(1,064,634)

Capital Transactions:
Investor Class
Proceeds from shares issued	$614,379,367	$1,608,075,830	$101,644,396	$578,136,184
Dividends reinvested	2,862,658	11,020,040	—	—
Value of shares redeemed	(448,734,865)	(1,588,466,235)	(221,619,300)	(483,813,658)
Service Class
Proceeds from shares issued	28,326,307	62,438,400	485,322	49,898,850
Dividends reinvested	124,339	313,556	—	—
Value of shares redeemed	(27,786,074)	(55,656,236)	(3,477,641)	(45,787,584)
Class A
Proceeds from shares issued	763,066	2,662,866	—	—
Dividends reinvested	12,631	50,616	—	—
Value of shares redeemed	(1,380,697)	(1,758,524)	—	—

Change in net assets resulting from capital transactions	$168,566,732	$38,680,313	$(122,967,223)	$98,433,792

Share Transactions:
Investor Class
Issued	23,476,763	72,672,753	4,694,836	21,842,545
Reinvested	110,612	482,219	—	—
Redeemed	(17,180,485)	(72,568,622)	(10,347,760)	(17,615,587)
Service Class
Issued	1,069,396	2,789,735	23,644	1,870,443
Reinvested	4,776	13,643	—	—
Redeemed	(1,050,442)	(2,508,367)	(169,436)	(1,780,089)
Class A
Issued	27,270	120,583	—	—
Reinvested	478	2,166	—	—
Redeemed	(51,950)	(85,564)	—	—

Change in shares	6,406,418	918,546	(5,798,716)	4,317,312

See accompanying notes to the financial statements.

ACCESS ONE TRUST

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Return of Capital	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Access Flex High Yield Fund

Investor Class
Six Months Ended April 30, 2010 (unaudited)	$24.61	(0.09)	3.19	3.10	—	(0.38)	—	—	(0.38)	$27.33	12.70	%(d)	1.71%	1.71%	(0.68)%	$212,801	1,013	%(d)
Year Ended October 31, 2009	$23.91	(0.16)	2.80	2.64	—	(1.94)	—	—	(1.94)	$24.61	12.13%		1.59%	1.59%	(0.71)%	$33,933	2,367%
Year Ended October 31, 2008	$28.74	0.35	(2.50)	(2.15)	(1.00)	(1.68)	—	—	(2.68)	$23.91	(8.05)%		1.59%	1.59%(e)	1.24%	$18,944	3,080%
Year Ended October 31, 2007	$28.66	0.90	0.69	1.59	(0.88)	(0.63)	—	—	(1.51)	$28.74	5.65%		1.52%	1.52%	3.12%	$24,785	1,757%
Year Ended October 31, 2006	$29.37	0.80	2.03	2.83	(1.41)	(1.64)	(0.02)	(0.47)	(3.54)	$28.66	10.30%		1.72%	1.72%	2.80%	$66,787	1,900%
December 17, 2004 through October 31, 2005(f),(g)	$30.00	0.42	(0.06)	0.36	(0.99)	—	—	—	(0.99)	$29.37	1.30	%(d)	2.86%	1.95%	1.63%	$22,023	2,542	%(d)
Service Class
Six Months Ended April 30, 2010 (unaudited)	$24.76	(0.22)	3.22	3.00	—	(0.34)	—	—	(0.34)	$27.42	12.19	%(d)	2.71%	2.71%	(1.68)%	$10,612	1,013	%(d)
Year Ended October 31, 2009	$24.04	(0.38)	2.82	2.44	—	(1.72)	—	—	(1.72)	$24.76	11.04%		2.59%	2.59%	(1.71)%	$8,997	2,367%
Year Ended October 31, 2008	$28.74	0.07	(2.51)	(2.44)	(0.85)	(1.41)	—	—	(2.26)	$24.04	(8.96)%		2.59%	2.59%(e)	0.24%	$1,643	3,080%
Year Ended October 31, 2007	$28.72	0.61	0.69	1.30	(0.75)	(0.53)	—	—	(1.28)	$28.74	4.62%		2.52%	2.52%	2.12%	$5,723	1,757%
Year Ended October 31, 2006	$29.27	0.51	2.22	2.73	(1.28)	(1.51)	(0.02)	(0.47)	(3.28)	$28.72	9.99%		2.72%	2.72%	1.80%	$9,363	1,900%
December 17, 2004 through October 31, 2005(f),(g)	$30.00	0.16	(0.14)	0.02	(0.75)	—	—	—	(0.75)	$29.27	0.13	%(d)	3.86%	2.95%	0.63%	$294	2,542	%(d)
Class A
Six Months Ended April 30, 2010 (unaudited)	$25.11	(0.12)	3.27	3.15	—	(0.37)	—	—	(0.37)	$27.89	12.69	%(d)	1.91%	1.91%	(0.88)%	$382	1,013	%(d)
Year Ended October 31, 2009	$24.34	(0.21)	2.87	2.66	—	(1.89)	—	—	(1.89)	$25.11	11.89%		1.83%	1.83%	(0.95)%	$951	2,367%
Year Ended October 31, 2008	$28.96	0.28	(2.54)	(2.26)	(0.89)	(1.47)	—	—	(2.36)	$24.34	(8.26)%		1.84%	1.84%(e)	0.99%	$17	3,080%
Year Ended October 31, 2007	$28.90	0.83	0.68	1.51	(0.84)	(0.61)	—	—	(1.45)	$28.96	5.32%		1.77%	1.77%	2.87%	$2,147	1,757%
July 3, 2006 through October 31, 2006(f)	$28.25	0.77	1.07	1.84	(0.55)	(0.62)	(0.02)	—	(1.19)	$28.90	6.58	%(d)	1.97%	1.97%	2.55%	$4,976	1,900	%(d)

Access Flex Bear High Yield Fund

Investor Class
Six Months Ended April 30, 2010 (unaudited)	$22.99	(0.16)	(3.16)	(3.32)	—	—	—	—	—	$19.67	(14.44	)%(d)	1.60%	1.56%	(1.51)%	$6,278	—
Year Ended October 31, 2009	$28.56	(0.47)	(5.10)	(5.57)	—	—	—	—	—	$22.99	(19.50)%		1.83%	1.83%	(1.74)%	$137,283	—
Year Ended October 31, 2008	$27.45	0.33	1.81	2.14	(0.30)	(0.73)	—	—	(1.03)	$28.56	8.11%		1.54%	1.54%	1.24%	$49,847	—
Year Ended October 31, 2007	$27.33	1.02	(0.90)	0.12	—	—	—	—	—	$27.45	0.44%		1.43%	1.43%	3.70%	$129,159	—
Year Ended October 31, 2006	$28.75	0.90	(2.32)	(1.42)	—	—	—	—	—	$27.33	(4.94)%		1.57%	1.57%	3.18%	$87,950	—
April 27, 2005 through October 31, 2005(f)	$30.00	0.24	(1.49)	(1.25)	—	—	—	—	—	$28.75	(4.17	)%(d)	1.92%	1.92%	1.61%	$244,904	—
Service Class
Six Months Ended April 30, 2010 (unaudited)	$22.13	(0.27)	(3.02)	(3.29)	—	—	—	—	—	$18.84	(14.91	)%(d)	2.60%	2.56%	(2.51)%	$182	—
Year Ended October 31, 2009	$27.78	(0.73)	(4.92)	(5.65)	—	—	—	—	—	$22.13	(20.30)%		2.83%	2.83%	(2.74)%	$3,440	—
Year Ended October 31, 2008	$26.74	0.07	1.77	1.84	(0.24)	(0.56)	—	—	(0.80)	$27.78	7.09%		2.54%	2.54%	0.24%	$1,808	—
Year Ended October 31, 2007	$26.88	0.75	(0.89)	(0.14)	—	—	—	—	—	$26.74	(0.52)%		2.43%	2.43%	2.70%	$13,015	—
Year Ended October 31, 2006	$28.57	0.62	(2.31)	(1.69)	—	—	—	—	—	$26.88	(5.92)%		2.57%	2.57%	2.18%	$11,458	—
April 27, 2005 through October 31, 2005(f)	$30.00	0.09	(1.52)	(1.43)	—	—	—	—	—	$28.57	(4.77	)%(d)	2.92%	2.92%	0.61%	$5,318	—
Class A
Six Months Ended April 30, 2010 (unaudited)	$23.63	(0.17)	(3.25)	(3.42)	—	—	—	—	—	$20.21	(14.47	)%(d)	1.72%	1.68%	(1.63)%	$1	—
Year Ended October 31, 2009	$29.41	(0.52)	(5.26)	(5.78)	—	—	—	—	—	$23.63	(19.65)%		2.02%	2.02%	(1.93)%	$2	—
Year Ended October 31, 2008	$27.27	0.26	1.88	2.14	—	—	—	—	—	$29.41	7.85%		1.79%	1.79%	0.99%	$2	—
Year Ended October 31, 2007	$27.20	0.95	(0.88)	0.07	—	—	—	—	—	$27.27	0.26%		1.68%	1.68%	3.45%	$2	—
Year Ended October 31, 2006	$28.73	0.83	(2.36)	(1.53)	—	—	—	—	—	$27.20	(5.53)%		1.82%	1.82%	2.93%	$185	—
September 8, 2005 through October 31, 2005(f)	$28.71	0.06	(0.04)	0.02	—	—	—	—	—	$28.73	0.07	%(d)	2.19%	2.19%	1.40%	$1,001	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.58%, 2.58% and 1.83% for the Investor Class, Service Class and Class A shares, respectively, for the year ended October 31, 2008.
(f)	Commencement of operations
(g)	There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).

See accompanying notes to the financial statements.

ACCESS ONE TRUST

Notes to Financial Statements
April 30, 2010
(unaudited)

1.	Organization

The Access One Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually a “Fund”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. Each Fund offers three classes of shares:Investor Class, Service Class and Class A.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2010
(unaudited)

of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of the valuations as of April 30, 2010, based upon the three levels defined above, is included in each Fund’s Schedule of Portfolio Investments.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of April 30, 2010 from the valuations input levels used on January 31, 2010.

Repurchase Agreements

The Funds will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the Funds is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the Fund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, the Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by the Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

Short Sales

The Access Flex Bear High Yield Fund may engage in short sales. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Fund will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of April 30, 2010, there were no short sale transactions.

When-Issued Securities

Each Fund may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2010
(unaudited)

purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the Fund’s records. As of April 31, 2010, the Funds did not hold any when-issue securities.

Derivative Instruments

Each Fund maintains exposure to the high yield market, regardless of market conditions. This means the Funds do not adopt defensive positions in anticipation of an adverse market climate. Each Fund seeks to achieve its high yield exposure primarily through credit default swap agreements but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt and money market instruments, futures contracts and options.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments, and the notional amount of these open positions relative to each Fund’s net assets is generally representative of the notional amount of open positions throughout the reporting period for each respective Fund. The volume associated with derivative positions varies on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount, in comparison to net assets consistent with each Fund’s investment objective. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The Funds may purchase or sell stock index futures contracts or bond futures contracts and options. The Funds use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The Funds generally choose to engage in closing or offsetting transactions before final settlement. When a Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. As of April 30, 2010, the Funds did not hold any options.

Swap Agreements

The Funds may enter into swap agreements, primarily credit default swap agreements (“CDSs”). The Funds use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position.

CDSs are bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the buyer in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the buyer in exchange for a defaulted debt obligation or the seller would be required to pay a net settlement amount to the buyer equal to the par value of the referenced debt obligation less the recovery value of the defaulted obligation. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2010
(unaudited)

event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The Fund expects that new (“on-the run”) CDS issues will become available periodically. As such, the Fund does not expect to hold these contracts to maturity; rather it expects to periodically “roll” all positions to the typically more liquid newer issues.

CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements”. Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments.

In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Funds may not perform as expected or in a manner similar to the high yield bond markets.

The Trust, on behalf of a Fund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a Fund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally credit risk related to credit default swap agreements) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of the Fund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A Fund bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A Fund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The Fund may use various techniques to minimize credit risk, including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The Funds, as applicable, collateralize swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of each Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the Fund. In the event of a default by the counterparty, the Fund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganizational proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the Funds’ Statements of Assets and Liabilities as of April 30, 2010:

		Assets		Liabilities

			Unrealized		Unrealized
		Variation	Gain on	Variation	Loss on
		Margin on	Credit Default	Margin on	Credit Default
		Futures	Swap	Futures	Swap
	Fund	Contracts*	Agreements	Contracts*	Agreements

Credit Risk Exposure:	Access Flex High Yield Fund	$–	$2,459,639	$–	$–
	Access Flex Bear High Yield Fund	–	–	–	104,583
Interest Rate Risk Exposure:	Access Flex High Yield Fund	$616,750	$–	$–	$–
	Access Flex Bear High Yield Fund	–	–	7,697	–

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2010
(unaudited)

The Effect of Derivative Instruments on the Funds’ Statements of Operations for the period ended April 30, 2010:

Net Change
in Unrealized
		Realized		Appreciation
		Gain (Loss)		(Depreciation)
		on Derivatives		on Derivatives
		Recognized as a		Recognized as a
		Result from Operations		Result from Operations

Change in
		Net Realized	Net Realized	Net Unrealized
		Gains (Losses)	Gains (Losses)	Appreciation/
		on Futures	on Swap	Depreciation
	Fund	Contracts	Agreements	on Investments

Credit Risk Exposure:	Access Flex High Yield Fund	$–	$11,035,530	$2,849,870
	Access Flex Bear High Yield Fund	–	(8,921,795)	(1,169,218)
Interest Rate Risk Exposure:	Access Flex High Yield Fund	$489,285	$–	$477,551
	Access Flex Bear High Yield Fund	(1,618,576)	–	502,424

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund, or jointly with an affiliate, are allocated among the respective Funds and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

The Access Flex High Yield Fund intends to declare and distribute net investment income at least quarterly. The Access Flex Bear High Yield Fund intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, differing treatment on certain swap agreements, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain swap agreements) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the Funds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds intend to make timely distributions in order to avoid tax liability. The Funds have a tax year end of October 31st.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2010
(unaudited)

Other
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as “Fees paid indirectly.”

3.	Fees and Transactions with Affiliates

The Funds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Funds each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective Fund.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the Fund’s daily net asset value from $500 million to $1 billion, 0.05% of the Fund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the Funds for which it receives additional fees. As transfer agent for the Funds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the Funds, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each Fund’s average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

The Distributor did not receive any commissions from the sale of Class A Shares of the Funds during the period ended April 30, 2010.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Funds. For these services, each Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statements of Operations as “Service fees.”

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer,such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. The Trust, together with the ProFunds and affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $85,500 ($171,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and affiliated Trusts for the period ended April 30, 2010. There are certain employees of the Advisor, such as the Trust’s

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2010
(unaudited)

Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the Funds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Funds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period			For the Period
	February 28, 2010			February 28, 2009
	through			through
	February 28, 2011			February 28, 2010

	Investor	Service		Investor	Service
	Class	Class	Class A	Class	Class	Class A

Access Flex High Yield Fund	1.95%	2.95%	2.20%	1.95%	2.95%	2.20%
Access Flex Bear High Yield Fund	1.95%	2.95%	2.20%	1.95%	2.95%	2.20%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of April 30, 2010, the recoupments that may potentially be made by the Funds are as follows:

	Expires 2/28/14	Total

Access Flex Bear High Yield Fund	$12,550	$12,550

4.	Securities Transactions

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended April 30, 2010 were as follows:

	Purchases	Sales

Access Flex High Yield Fund	$643,430,353	$562,022,953

5.	Investment Risks

Counterparty Risk

The Funds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Funds. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, the Funds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with the total return of the high yield market.

Underlying Risk

The Funds are subject to risk in the event of default or failure of the payment of interest and principal payments on the fixed income securities underlying the CDX North America High Yield Swap Index, even if a Fund does not itself hold these securities. The credit default swap agreement provides exposure to below investment grade, high yield, fixed income securities (commonly referred to as “junk bonds”) or derivatives of such securities. Because issuers of below investment grade securities are often highly leveraged, their ability to make timely payments of interest and principal during an economic downturn or a sustained period of high interest rates may be impaired.

Please refer to the Prospectus and the Statement of Additional Information, which is unaudited, for additional description of risks associated with the Funds.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2010
(unaudited)

6.	Federal Income Tax Information

As of the latest tax year ended October 31, 2009, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Total

Access Flex High Yield Fund	$363,561	$16,357	$–	$9,366,450	$15,409,474	$25,155,842
Access Flex Bear High Yield Fund	–	587,380	4,497,020	–	6,242,566	11,326,966

The tax character of dividends paid to shareholders during the latest tax year ended October 31, 2009, were as follows:

				Total
	Ordinary	Net Long-Term	Total Taxable	Distributions
	Income	Gains	Distributions	Paid

Access Flex High Yield Fund	$12,260,296	$–	$12,260,296	$12,260,296

As of the latest tax year ended October 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

Access Flex High Yield Fund	$2,022,304	$–	$–	$(25,155,842)	$110,810	$(23,022,728)
Access Flex Bear High Yield Fund	–	–	–	(11,326,966)	–	(11,326,966)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

At April 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Access Flex High Yield Fund	$218,286,782	$457,749	$–	$457,749
Access Flex Bear High Yield Fund	5,600,000	–	–	–

7.	Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing collecting the full amount directly from Lehman. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of this outstanding receivable on the Funds’ financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from Lehman, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding balances due from Lehman are included in “Receivable for closed swap positions”on the Statements of Assets and Liabilities.

This Page Intentionally Left Blank

        P.O. Box 182800
Columbus, OH 43218-2800

Access Funds

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Individual Investors Only: 1-888-776-3637
Institutions and Financial Professionals Only: 1-888-776-5717
Website Address: www.accesshighyield.com

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.profunds.com.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Access One Trust’s website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Access One Trust’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form NQ. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRO0410

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Not applicable.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable - only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

     SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Access One Trust

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	June 29, 2010

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	June 29, 2010

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	June 29, 2010

* Print the name and title of each signing officer under his or her signature.